1. Business	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Business

BioLife Solutions, Inc. ("BioLife,” “us,” “we,” “our,” or the “Company”) develops, manufactures and markets patented hypothermic storage and cryopreservation solutions for cells and tissues.  The Company’s proprietary HypoThermosol® and CryoStor® platform of solutions are marketed to academic and commercial organizations involved in the biobanking, drug discovery, and regenerative medicine markets. BioLife’s products are serum-free and protein-free, fully defined, and are formulated to reduce preservation-induced, delayed-onset cell damage and death.  BioLife’s enabling technology provides academic and clinical researchers significant improvements in post-thaw cell, tissue, and organ viability and function.  Additionally, for our direct, distributor, and contract customers, we perform custom formulation, fill, and finish services.